EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period Abstract
EVENTS AFTER THE REPORTING PERIOD [Text Block]

22. Events after the reporting period

In February 2021, the Company completed its non-brokered private placement of 11,500,000 units of the Company at a price of Cdn$0.50 per unit for gross proceeds of $4,505,925 (Cdn$5,750,000). Each such unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Warrant") of the Company, with each Warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of Cdn$0.75 for a period of 12 months following the closing date of the issuance of the units.The Company intends to use the proceeds from the financing for the continued exploration and development of the Company's Imbo Project and for general corporate purposes.

In March 2021, stock options to purchase an aggregate of 1,050,000 common shares of the Company were exercised.